Accumulated Other Comprehensive (Loss) Income	12 Months Ended
Dec. 31, 2020
Equity [Abstract]
Accumulated Other Comprehensive (Loss) Income	Accumulated Other Comprehensive (Loss) Income
The following table illustrates the changes in accumulated other comprehensive (loss) income as of and for the periods presented:

(In thousands)	Unrealized Gains (Losses) on Designated Derivative
Balance, December 31, 2017	2,473
Other comprehensive income, before reclassifications	2,367
Amounts reclassified from accumulated other comprehensive (loss) income	(258)
Balance, December 31, 2018	4,582
Other comprehensive loss, before reclassifications	(10,753)
Amounts reclassified from accumulated other comprehensive (loss) income	(872)
Balance, December 31, 2019	(7,043)
Other comprehensive loss, before reclassifications	(40,614)
Amounts reclassified from accumulated other comprehensive (loss) income	7,999
Rebalancing of ownership percentage	(15)
Balance, December 31, 2020	$(39,673)

Accumulated other comprehensive (loss) income predominately relates to the unrealized gains (losses) on designated derivatives, however, as previously discussed in Note 7 — Derivatives and Hedging, a previously designated hedge was terminated and the termination costs are being amortized over the term of the hedged item. The unamortized portion of the terminated swap still remaining in accumulated other comprehensive (loss) income is $1.3 million as of December 31, 2020.